[logo] PIONEER Investments(R)







                                                 April 1, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:  Pioneer Equity Opportunity Fund (the "Fund")
     (File Nos. 333-118562 and 811-21623)
     CIK No. 0001301444

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus relating to the offering of the Fund's Class A, Class B and Class C shares that would have been filed under paragraph (c) of Rule 497 does not differ from the prospectus contained in Post-Effective Amendment No. 6 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001301444-10-000003) on March 29, 2010.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4519.
                                               Very truly yours,


                                               /s/Lauren Giudice
                                                  Lauren Giudice




cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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